Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 2, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche Global Income Builder Fund (formerly DWS Global Income Builder Fund) (the “Fund”), a series of Deutsche Market Trust (formerly DWS Market Trust) (the “Trust”) (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on February 26, 2015.

Any comments or questions on this filing should be directed to the undersigned at (212) 250-9970.

Very truly yours,

/s/Leslie Lowenbraun

Leslie Lowenbraun
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Matthew Brunmeier, Esq., Vedder Price